UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-7149

Legg Mason Partners Oregon Municipals Fund

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-451-2010

Date of fiscal year end: October 31
Date of reporting period: July 31, 2006

LEGG MASON PARTNERS OREGON MUNICIPALS FUND

FORM N-Q
JULY 31, 2006

ITEM 1.	SCHEDULE OF INVESTMENTS
Legg Mason Partners Oregon Municipals Fund
Schedule of Investments (unaudited)	July 31, 2006

Face Amount	Rating‡	Security	Value
MUNICIPAL BONDS — 88.4%
Cogeneration Facilities — 0.2%
$100,000	NR	Western Generation Agency, Cogeneration Project Revenue, Wauna
		Cogeneration Project, Series B, 7.250% due 1/1/09 (a)	$100,577
Education — 7.0%
600,000	BBB+	Multnomah County, Educational Facilities Revenue, University Portland
		Project, 6.000% due 4/1/25	632,094
		Oregon State Facilities Authority Revenue:
500,000	Baa1(b)	Linfield College Project, Series A, 5.000% due 10/1/25	509,165
1,210,000	AAA	Senior College in Student Housing Project A, XLCA-Insured, 5.250%
		due 7/1/25 (c)	1,278,692
1,240,000	AAA	Willamette University Project, Series A, FGIC-Insured, 5.000% due
		10/1/34	1,281,887
500,000	A	University of the Virgin Islands, Refunding & Improvement, Bonds, Series A,
		ACA-Insured, 6.250% due 12/1/29	539,385
		Total Education	4,241,223
Escrowed to Maturity (d) — 1.5%
120,000	AAA	Commonwealth of Puerto Rico, Aqueduct & Sewer Authority Revenue,
		10.250% due 7/1/09	131,747
		Umatilla County Hospital Facility Authority Revenue, Catholic Health
		Initiatives, Series A:
465,000	AA	5.750% due 12/1/20	501,535
285,000	AA	5.500% due 3/1/22	307,652
		Total Escrowed to Maturity	940,934
Finance — 2.7%
		Virgin Islands Public Finance Authority Revenue, Series A:
1,000,000	BBB	Gross Receipts Taxes Loan Notes, 6.500% due 10/1/24	1,095,720
500,000	A	Senior Lien, ACA/CBI-Insured, 5.500% due 10/1/18	519,730
		Total Finance	1,615,450
General Obligation — 12.2%
500,000	AAA	Jefferson County GO, School District No 509J, FGIC-School Board Guaranty,
		5.250% due 6/15/16	534,525
2,000,000	Aaa(b)	Lane County GO, Eugene School District No 4J, FSA-Insured, 5.000% due
		7/1/17	2,087,160
500,000	NR	Northern Mariana Islands Commonwealth, GO, Series A, 7.375% due 6/1/30	530,495
		Oregon State GO:
2,380,000	AA-	State Board of Higher Education, Series B, 5.000% due 8/1/31	2,478,817
210,000	AA-	Veterans Welfare, Series 80A, 5.700% due 10/1/32	213,270
1,000,000	Aaa(b)	Rogue Community College District Oregon GO, Refunding, MBIA-School
		Board Guaranty, 5.000% due 6/15/25	1,037,650
500,000	AAA	Tillamook County GO, School District No 9, FSA-School Board Guaranty,
		5.250% due 6/15/22	530,490
		Total General Obligation	7,412,407
Hospitals — 14.2%
500,000	AA	Clackamas County, Hospital Facilities Authority Revenue, Gross-Willamette
		Falls Hospital Project, Radian-Insured, 5.500% due 4/1/22	529,320
		Clackamas County, OR, Hospital Facilities Authority Revenue:
		Legacy Health System:
500,000	AA-	5.750% due 5/1/16	536,645
1,000,000	AA-	5.250% due 5/1/21	1,037,520
1,000,000	Baa3(b)	Williamette Falls Hospital Project, 6.000% due 4/1/19	1,031,550
1,000,000	AA	Hillsboro Hospital Facility Authority Revenue, Tuality Healthcare Project,
		Radian-Insured, 5.375% due 10/1/31	1,043,580
See Notes to Schedule of Investments.

1

Legg Mason Partners Oregon Municipals Fund
Schedule of Investments (unaudited) (continued)	July 31, 2006

Face Amount	Rating‡	Security	Value
Hospitals — 14.2% (continued)
$1,000,000	BBB	Klamath Falls, OR, Inter Community Hospital Authority Revenue, Refunding
		Bonds, Merle West Medical Center Project, 6.250% due 9/1/31	$1,070,010
500,000	AA	Multnomah County Hospital Facility Authority Revenue, Providence Health
		Systems, 5.250% due 10/1/24	529,550
1,000,000	BBB-	Puerto Rico Industrial, Tourist, Educational, Medical & Environmental
		Control Facilities, Series A, Ryder Memorial Hospital Project, 6.700%
		due 5/1/24	1,002,640
		Umatilla County Hospital Facility Authority Revenue, Catholic Health
		Initiatives, Series A:
535,000	AA	5.750% due 12/1/20	577,634
215,000	AA	5.500% due 3/1/22 (c)	229,203
1,000,000	AA	5.000% due 5/1/22	1,036,290
		Total Hospitals	8,623,942
Housing: Multi-Family — 5.0%
260,000	Aa2(b)	MFH Revenue Bond Pass-Through Certificates Beneficial Ownership, Pacific
		Tower Apartments, Series 6, 6.050% due 11/1/34 (a)	269,986
500,000	Aaa(b)	Portland Housing Authority, Multi-Family Revenue, Cherry Blossom
		Apartments, Series A, GNMA-Collateralized, 6.100% due 12/20/26 (a)	516,900
		Washington County Housing Authority, Multi-Family Revenue:
1,000,000	NR	Affordable Housing Pool, Series A, 6.125% due 7/1/29	1,039,950
1,000,000	Aa3(b)	Bethany Meadows Project, LOC-U.S. Bank NA, 6.250% due 8/1/13 (a)	1,009,090
220,000	AAA	Terrace View Project, FNMA-Collateralized, 5.500% due 12/1/17 (a)	224,805
		Total Housing: Multi-Family	3,060,731
Housing: Single-Family — 1.1%
270,000	Aa2(b)	Oregon State Housing & Community Services Department, Mortgage
		Revenue, Single-Family Mortgage Program, Series F, 5.550% due 7/1/30	274,198
295,000	AAA	Puerto Rico Housing, Bank & Finance Agency, Single-Family Mortgage
		Revenue, Affordable Housing Mortgage, Portfolio I,
		GNMA/FNMA/FHLMC-Collateralized, 6.250% due 4/1/29 (a)	296,912
110,000	NR	Virgin Islands HFA, Single-Family Revenue, GNMA Mortgage-Backed
		Securities Program, Series A, GNMA-Collateralized, 6.450% due 3/1/16
		(a)	110,534
		Total Housing: Single-Family	681,644
Life Care Systems — 1.7%
1,000,000	NR	Yamhill County Hospital Authority, Friendsview Retirement Community,
		7.000% due 12/1/34	1,068,640
Miscellaneous — 1.4%
300,000	NR	Lebanon Urban Renewal Agency, 5.500% due 6/1/14	311,820
500,000	AAA	Oregon State Department of Administrative Services Lottery Revenue, Series
		B, FSA-Insured, 5.000% due 4/1/19	522,280
		Total Miscellaneous	834,100
Pre-Refunded (e) — 27.4%
		Clackamas County GO:
500,000	AA-	Canby School District No 86, School Board Guaranty, Call 6/15/10 @
		100, 5.250% due 6/15/20	525,450
500,000	Aaa(b)	Lake Oswego School District No 7J, MBIA-Insured, Call 6/1/11 @ 100,
		5.000% due 6/1/26	526,435
360,000	AA-	Clackamas County Service District North 1, Sewer Revenue, Call 10/1/06 @
		100, 6.375% due 10/1/14	361,555
2,000,000	NR	Clackamas County, Hospital Facilities Authority Revenue, Mary's Woods at
		Marylhurst Inc., Senior Living Facilities, Series A, Call 5/15/09 @ 102,
		6.625% due 5/15/29	2,181,540
300,000	Aaa(b)	Deschutes County GO, Administrative School District No 1, Series A, FSA-
		School Board Guaranty, Call 6/15/11 @ 100, 5.500% due 6/15/18	322,590
See Notes to Schedule of Investments.

2

Legg Mason Partners Oregon Municipals Fund
Schedule of Investments (unaudited) (continued)	July 31, 2006

Face Amount	Rating‡	Security	Value
Pre-Refunded (e) — 27.4% (continued)
$500,000	AAA	Eugene Water Revenue, Utilities Systems, FSA-Insured, Call 8/1/10 @ 100,
		5.875% due 8/1/30	$538,690
850,000	AA	Forest Grove, Campus Improvement & Refunding Revenue, Pacific
		University, Radian-Insured, Call 5/1/10 @ 100, 6.300% due 5/1/25	924,384
500,000	AAA	Jackson County GO, Central Point School District No 6, FGIC-School Board
		Guaranty, Call 6/15/10 @ 100, 5.250% due 6/15/20	526,370
1,000,000	AAA	Klamath Falls Wastewater Revenue, AMBAC-Insured, Call 6/1/10 @ 100,
		5.500% due 6/1/25	1,061,070
500,000	AAA	Lane County GO, Bethel School District No 52, FGIC-School Board
		Guaranty, Call 12/1/06 @ 100, 6.400% due 12/1/09	504,470
500,000	AA-	Multnomah County GO, Reynolds School District No 7, School Board
		Guaranty, Call 6/15/11 @ 100, 5.125% due 6/15/20	529,390
500,000	Aaa(b)	Multnomah-Clackamas County GO, Centennial School District No 28-302,
		FGIC-School Board Guaranty, Call 6/15/11 @ 100, 5.000% due 6/15/21	526,635
500,000	AAA	Oregon State Department of Administrative Services, COP, Series A,
		AMBAC-Insured, Call 5/1/10 @ 101, 6.250% due 5/1/17 (f)	546,320
		Oregon State Department of Transportation Highway User Tax Revenue:
500,000	AA+	Call 11/15/10 @ 100, 5.375% due 11/15/20	531,440
1,000,000	AA+	FGIC-School Board Guaranty, Call 11/15/12 @ 100, 5.500% due
		11/15/18	1,092,420
1,000,000	AA+	Series A, Call 11/15/12 @ 100, 5.500% due 11/15/20	1,092,420
		Oregon State Health, Housing, Educational & Cultural Facilities Authority,
		Series A:
1,000,000	Baa1(b)	Linfield College Project, Call 10/1/10 @ 101, 6.625% due 10/1/20 (c)	1,113,410
		Western St. Chiropractic, ACA-Insured, Call 12/1/09 @ 102:
785,000	A	6.350% due 12/1/20	861,082
545,000	A	6.350% due 12/1/25	597,821
500,000	AA+	Tri-County Metropolitan Transportation District Revenue, Series A, Call
		8/1/10 @ 100, 5.375% due 8/1/20	528,550
500,000	Aaa(b)	Washington County GO, Forest Grove School District No. 15, FSA-School
		Board Guaranty, Call 6/15/11 @ 100, 5.000% due 6/15/21	526,635
1,135,000	Aaa(b)	Washington, Multnomah & Yamill County GO, School District No 1J,
		MBIA-Insured, Call 6/1/11 @ 100, 5.125% due 6/1/17 (c)	1,201,216
		Total Pre-Refunded	16,619,893
Public Facilities — 4.3%
500,000	AAA	Oregon State Bond Bank Revenue, Economic & Community Development
		Department, Series B, MBIA-Insured, 5.500% due 1/1/26	522,375
		Oregon State Department of Administrative Services, Series A:
1,000,000	AAA	5.000% due 5/1/30	1,034,290
1,000,000	AAA	FGIC-Insured, 5.000% due 11/1/32	1,034,790
		Total Public Facilities	2,591,455
Solid Waste — 3.5%
1,975,000	NR	Wasco County, OR, Solid Waste Disposal Revenue, Waste Connections Inc.
		Project, 7.250% due 3/1/21 (a)	2,105,449
Tax Allocation — 1.7
1,000,000	Aaa(b)	Portland, OR, Urban Renewal & Redevelopment, Series A, AMBAC-Insured,
		5.000% due 6/15/18	1,062,370
Transportation — 4.3%
1,000,000	AAA	Port of Portland Airport Revenue, Portland International Airport, Series B,
		AMBAC-Insured, 5.500% due 7/1/18 (a)	1,039,070
500,000	CCC+	Puerto Rico Port Authority Revenue, Special Facilities, American Airlines
		Inc., Series A, 6.250% due 6/1/26 (a)	495,075
See Notes to Schedule of Investments.

3

Legg Mason Partners Oregon Municipals Fund
Schedule of Investments (unaudited) (continued)	July 31, 2006

Face Amount	Rating‡	Security	Value
Transportation — 4.3% (continued)
$1,000,000	AAA	Tri City Metropolitan Transportation District Oregon Revenue, Refunding
		Ltd. Tax Pledge, Series A, FSA-Insured, 5.000% due 9/1/18	$1,054,430
		Total Transportation	2,588,575
Water and Sewer — 0.2%
150,000	Aa1(b)	Port of Umatilla, OR, Water Revenue, LOC-Bank of America NA, 6.650%
		due 8/1/22 (a)	151,860
		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
		(Cost — $51,191,416)	53,699,250
SHORT-TERM INVESTMENTS — 11.0%
General Obligation (g) — 11.0%
1,600,000	VMIG1(b)	Oregon State Facilities Authority Revenue, Episcopal School Projects, Series
		A, LOC-U.S. Bank, 3.720%, 8/3/06	1,600,000
		Oregon State GO:
2,100,000	A-1+	Refunding, Veterans Welfare, Series 84, SPA-Dexia Credit Local,
		3.620%, 8/2/06	2,100,000
1,700,000	A-1+	Series 73E, SPA-Morgan Guaranty Trust & JPMorgan Chase, 3.630%,
		8/2/06	1,700,000
1,300,000	A-1+	Series 73F, SPA-Bayerische Landesbank, 3.630%, 8/2/06	1,300,000
		TOTAL SHORT-TERM INVESTMENTS
		(Cost — $6,700,000)	6,700,000
		TOTAL INVESTMENTS — 99.4% (Cost — $57,891,416#)	60,399,250
		Other Assets in Excess of Liabilities — 0.6%	336,161
		TOTAL NET ASSETS — 100.0%	$60,735,411

‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise noted. All ratings are unaudited.
(a)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax ("AMT").
(b)	Rating by Moody's Investors Service.
(c)	All or a portion of this security is segregated for open futures contracts.
(d)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the Manager to be triple-A rated even if issuer has not applied for new ratings.
(e)	Pre-Refunded bonds are escrowed with government obligations and/or government agency securities and are considered by the Manager to be triple-A rated even if issuer has not applied for new ratings.
(f)	All or a portion of this security is held at the broker as collateral for open futures contracts.
(g)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer on no more than 7 days notice. Date shown is the date of the next interest rate change.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ACA - American Capital Assurance
AMBAC - Ambac Assurance Corporation
CBI - Certificate of Bond Insurance
COP - Certificate of Participation
FGIC - Financial Guaranty Insurance Company
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
FSA - Financial Security Assurance
GNMA - Government National Mortgage Association
GO - General Obligation
HFA - Housing Finance Authority
LOC - Letter of Credit
MBIA - Municipal Bond Investors Assurance Corporation
MFH - Multi-Family Housing
Radian - Radian Assets Assurance
SPA - Standby Bond Purchase Agreement
XLCA - XL Capital Assurance Inc.
See Notes to Schedule of Investments.

4

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.
AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A	—	Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB	—	Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.
BB, B,
CCC,
CC and C	—	Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D	—	Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”)—Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa	—	Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
Aa	—	Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.
A	—	Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.
Baa	—	Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
Ba	—	Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore

Bond Ratings (unaudited)(continued)

not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B	—	Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
Caa	—	Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.
Ca	—	Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.
C	—	Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

NR	—	Indicates that the bond is not rated by Standard & Poor’s or Moody’s.

Short-Term Security Ratings (unaudited)

SP-1	—	Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.
A-1	—	Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.
VMIG 1	—	Moody’s highest rating for issues having a demand feature— VRDO.
MIG1	—	Moody’s highest rating for short-term municipal obligations.
P-1	—	Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners Oregon Municipals Fund (the “Fund”) is a Massachusetts business trust. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various other relationships between securities. Securities for which market quotations are not readily available or are determined not to reflect fair value, will be valued in good faith by or under the direction of the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates value.

(b) Financial Futures Contracts. The Fund may enter into financial futures contracts typically to hedge a portion of the portfolio. Upon entering into a financial future contract, the Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(c) Fund Concentration. Since the Fund invests primarily in obligations of issuers within Oregon, it is subject to possible concentration risks associated with the economic, political, or legal developments or industrial or regional matters specifically affecting Oregon.

(d) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At July 31, 2006, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation					$2,560,377
Gross unrealized depreciation					(52,543)
Net unrealized appreciation					$2,507,834

At July 31, 2006, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain
Contracts to Sell:
U.S. Treasury Bond	35	9/06	$3,740,317	$3,789,844	$49,527

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Investment Series.

By /s/
_______________________________
R. Jay Gerken
Chief Executive Officer

Date: September 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/
_______________________________
R. Jay Gerken
Chief Executive Officer

Date: September 28, 2006

By
_______________________________
Kaprel Ozsolak
Chief Financial Officer

Date: September 28, 2006